Schedule of Investments (unaudited)
July 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.2%
Ambev SA	34,203	$ 70,025
Auren Energia SA, Class OH	15,246	32,022
Telefonica Brasil SA	1,301	11,158
Telefonica Brasil SA, ADR	8,164	70,129
Vale SA	1,638	17,848
Vale SA, ADR	2,639	28,633
		229,815
Chile — 0.9%
Banco de Chile, ADR	4,122	98,598
China — 17.8%
BOE Technology Group Co. Ltd., Class A	275,400	150,428
Bosideng International Holdings Ltd.	238,000	119,109
China CITIC Bank Corp. Ltd., Class H	73,000	43,685
China Galaxy Securities Co. Ltd., Class H	41,500	21,240
China Petroleum & Chemical Corp., Class H	180,000	115,359
China United Network Communications Ltd., Class A	16,400	10,676
COSCO SHIPPING Holdings Co. Ltd., Class A	58,200	106,060
Dong-E-E-Jiao Co. Ltd., Class A	800	5,414
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,800	26,594
Guangzhou Automobile Group Co. Ltd., Class H	80,000	29,506
Haier Smart Home Co. Ltd., Class H	48,800	159,547
HLA Group Corp. Ltd., Class A	6,263	5,689
Huaxia Bank Co. Ltd., Class A	97,000	84,309
Industrial & Commercial Bank of China Ltd., Class H	273,000	151,237
Lenovo Group Ltd.	36,000	46,628
Midea Group Co. Ltd., Class A	5,400	47,643
NetEase, Inc.	8,100	149,393
People’s Insurance Co. Group of China Ltd., Class H	239,000	80,415
PetroChina Co. Ltd., Class A	7,600	9,422
PetroChina Co. Ltd., Class H	156,000	135,466
SAIC Motor Corp. Ltd., Class A	40,700	82,699
Shanghai Pudong Development Bank Co. Ltd., Class A	67,800	78,879
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,600	128,241
Tencent Holdings Ltd.	900	41,532
Weichai Power Co. Ltd., Class A	26,800	51,288
		1,880,459
Greece — 2.4%
Hellenic Telecommunications Organization SA, Class R	9,642	158,416
Star Bulk Carriers Corp.	4,077	91,895
		250,311
Hungary — 0.8%
Richter Gedeon Nyrt	2,861	81,563
India — 21.8%
Bharti Airtel Ltd.	8,629	154,148
Birlasoft Ltd.	4,929	39,901
Cipla Ltd.	8,373	154,716
Colgate-Palmolive India Ltd.	4,030	164,464
Fortis Healthcare Ltd.	22,790	136,747
Great Eastern Shipping Co. Ltd.	4,908	81,529
Havells India Ltd.	6,866	151,851
HCL Technologies Ltd.	8,291	163,141
ICICI Bank Ltd., ADR	4,181	121,709
Infosys Ltd., ADR(a)	6,936	153,494
Larsen & Toubro Ltd.	3,483	159,059
Lupin Ltd.	7,101	162,495
Petronet LNG Ltd.	27,792	122,560
Shree Cement Ltd.	468	155,285
Strides Pharma Science Ltd.	907	11,602
Security	Shares	Value
India (continued)
Tata Consultancy Services Ltd.	2,949	$ 154,854
Trent Ltd.	476	33,267
Wipro Ltd.	3,143	19,614
Zydus Lifesciences Ltd.	10,955	163,391
		2,303,827
Kuwait — 3.2%
Boubyan Bank KSCP	82,614	160,012
Kuwait Finance House KSCP	63,591	153,358
National Bank of Kuwait SAKP	7,185	21,304
		334,674
Malaysia — 5.6%
AMMB Holdings Bhd	60,500	59,446
Maxis Bhd	111,400	85,590
MISC Bhd	85,300	163,192
Petronas Gas Bhd	39,300	155,779
Public Bank Bhd	82,100	75,266
Tenaga Nasional Bhd	17,800	54,549
		593,822
Mexico — 1.6%
Arca Continental SAB de CV	14,695	144,607
Coca-Cola Femsa SAB de CV, ADR	195	17,634
Wal-Mart de Mexico SAB de CV	3,389	11,271
		173,512
Philippines — 0.7%
Manila Electric Co.	10,430	69,682
Qatar — 2.9%
Ooredoo QPSC	52,657	150,861
Qatar National Bank QPSC	36,562	153,074
		303,935
Russia(b)(c) — 0.0%
Alrosa PJSC	37,207	5
LUKOIL PJSC	1,506	—
		5
Saudi Arabia — 7.4%
Almarai Co. JSC	9,293	149,671
Arab National Bank	10,496	60,034
BinDawood Holding Co.	68,902	133,213
Etihad Etisalat Co.	10,630	147,655
Saudi Basic Industries Corp.	6,716	141,054
Saudi Telecom Co.	14,535	149,302
		780,929
South Korea — 5.6%
Cheil Worldwide, Inc.	5,715	73,999
Hankook Tire & Technology Co. Ltd.	2,948	96,269
Hyundai Glovis Co. Ltd.	921	81,976
Korea Electric Power Corp.(c)	1,888	27,247
KT&G Corp.	2,258	153,932
SK Telecom Co. Ltd.	2,536	100,347
SK Telecom Co. Ltd., ADR	2,433	54,572
		588,342
Taiwan — 13.9%
Chunghwa Telecom Co. Ltd.	42,000	155,630
Compal Electronics, Inc.	146,000	141,462
E.Sun Financial Holding Co. Ltd.	173,157	140,289
Elan Microelectronics Corp.	13,000	55,015
Far EasTone Telecommunications Co. Ltd.	58,000	152,790
Hon Hai Precision Industry Co. Ltd.	7,000	42,944
MediaTek, Inc.	4,000	152,341
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	18,000	$ 152,464
Primax Electronics Ltd.	56,000	156,877
Quanta Computer, Inc.	17,000	144,836
Realtek Semiconductor Corp.	9,000	141,975
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	29,171
		1,465,794
Thailand — 3.9%
Bangkok Dusit Medical Services PCL, NVDR	209,900	154,734
Bumrungrad Hospital PCL, NVDR	6,700	46,260
Charoen Pokphand Foods PCL, NVDR(c)	80,200	54,045
CP ALL PCL, NVDR	3,800	6,217
PTT Exploration & Production PCL, NVDR	37,500	154,187
		415,443
Turkey — 1.2%
Migros Ticaret A/S, Class A	6,246	99,522
Turkiye Petrol Rafinerileri A/S, Class A	5,081	25,054
		124,576
United Arab Emirates — 4.2%
Abu Dhabi Commercial Bank PJSC	57,261	138,738
Dubai Islamic Bank PJSC	93,451	148,842
First Abu Dhabi Bank PJSC	43,986	156,162
		443,742
United States — 1.6%
Genpact Ltd.	3,462	120,028
JBS S/A	8,519	50,787
		170,815
Total Long-Term Investments — 97.7% (Cost: $9,789,649)		10,309,844
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	52,436	$ 52,457
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(d)(e)	253,754	253,754
Total Short-Term Securities — 2.9% (Cost: $306,206)		306,211
Total Investments — 100.6% (Cost: $10,095,855)		10,616,055
Liabilities in Excess of Other Assets — (0.6)%		(63,439)
Net Assets — 100.0%		$ 10,552,616

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 52,452 (a)	$ —	$ —	$ 5	$ 52,457	52,436	$ 11 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	300,963	—	(47,209)(a)	—	—	253,754	253,754	2,566	—
				$ —	$ 5	$ 306,211		$ 2,577	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	09/20/24	$ 219	$ 1,231

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 229,815	$ —	$ —	$ 229,815
Chile	98,598	—	—	98,598
China	124,523	1,755,936	—	1,880,459
Greece	91,895	158,416	—	250,311
Hungary	81,563	—	—	81,563
India	275,203	2,028,624	—	2,303,827
Kuwait	—	334,674	—	334,674
Malaysia	303,331	290,491	—	593,822
Mexico	173,512	—	—	173,512
Philippines	69,682	—	—	69,682
Qatar	150,861	153,074	—	303,935
Russia	—	—	5	5
Saudi Arabia	141,054	639,875	—	780,929
South Korea	54,572	533,770	—	588,342
Taiwan	—	1,465,794	—	1,465,794
Thailand	—	415,443	—	415,443
Turkey	25,054	99,522	—	124,576
United Arab Emirates	305,004	138,738	—	443,742
United States	170,815	—	—	170,815
Short-Term Securities
Money Market Funds	306,211	—	—	306,211
	$ 2,601,693	$ 8,014,357	$ 5	$ 10,616,055
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,231	$ —	$ —	$ 1,231

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Portfolio Abbreviation (continued)
PCL	Public Company Limited
PJSC	Public Joint Stock Company